Material Partly-owned Subsidiaries (Details 1) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summarized statement of financial position
Current assets	$ 19,774		$ 44,421	$ 37,704	$ 45,303
Non-current assets	34,415		34,718	37,304	27,619
Goodwill	1,548		1,542	1,568	1,504
Current liabilities	(46,135)		(81,506)	(44,810)	(38,893)
Non-current liabilities	(18,966)		(19,178)	(87,918)	(151,270)
Total (deficit)/surplus	65,101		100,684	132,728	190,163
Attributable to NCI, allocated according to changes in equity interest during the year	54,189		79,139	75,008	72,922
Summarized statement of comprehensive income
Revenue	31,123	$ 44,346	88,379	107,739	128,003
Loss for the year	(8,907)	(21,592)	(35,455)	54,908	40,070
Total comprehensive loss	(2,262)	(21,945)	(32,683)	56,922	43,196
Attributable to NCI, allocated according to changes in equity interest during the year	(137)	(106)	(201)	(498)	(572)
Summarized cash flow information
Operating	(1,362)	(6,156)	(6,470)	(8,108)	(14,187)
Investing	(916)	(509)	(361)	(2,632)	(5,238)
Financing	2,212	4,555	3,135	5,850	11,152
Net increase/(decrease) in cash and cash equivalents	(66)	$ (2,110)	(3,696)	(4,890)	(8,273)
Reebonz Korea [Member]
Summarized statement of financial position
Current assets	2,625		3,728	3,204
Non-current assets	481		155	172
Goodwill	1,548		1,542	834
Current liabilities	(2,420)		(3,020)	(6,727)
Non-current liabilities	(458)		(297)	(302)
Total (deficit)/surplus	1,776		2,108	(2,085)
Attributable to NCI, allocated according to changes in equity interest during the year	107		242	(1,439)
Summarized statement of comprehensive income
Revenue	12,485		21,841	21,092	19,370
Loss for the year	(309)		(416)	(835)	(1,096)
Other comprehensive (loss)/income	2		9	(28)	(3)
Total comprehensive loss	(307)		(407)	(863)	(1,099)
Attributable to NCI, allocated according to changes in equity interest during the year	(139)		(214)	(454)	(574)
Summarized cash flow information
Operating	(161)		(3,543)	(458)	242
Investing	(359)		(7)	(10)	(91)
Financing	365		3,597
Net increase/(decrease) in cash and cash equivalents	$ (155)		$ 47	$ (468)	$ 151